Income Tax - Reconciliation of Income before Income Tax and Income Tax Expense Recognized in Profit or Loss (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 1,144,072.2		$ 663,036.0	$ 584,746.3
Income tax expense at the statutory rate	231,776.1		134,595.2	118,831.3
Tax effect of adjusting items:
Nondeductible items in determining taxable income	12,309.8		11,279.5	1,015.9
Tax-exempt income	(157,955.9)		(89,852.9)	(65,988.1)
Additional income tax under the Alternative Minimum Tax Act	61,578.0		32,852.7	18,872.8
Additional income tax on unappropriated earnings	42,336.8		18,849.5	14,747.3
The origination and reversal of temporary differences	(24,714.5)		(17,530.0)	(6,275.2)
Income tax credits	4,654.1		(5,651.3)	(26.5)
Tax effect of adjusting items	169,984.4		84,542.7	81,177.5
Income tax adjustments on prior years	(19,413.0)		(14,539.5)	(7,589.4)
Other income tax adjustments	206.1		152.2	150.2
Income tax expense recognized in profit or loss	$ 150,777.5	$ 4,906.5	$ 70,155.4	$ 73,738.3